LOAN RECEIVABLES, CURRENT PORTION (Tables)	12 Months Ended
Dec. 31, 2016
LOAN RECEIVABLES, CURRENT PORTION
Schedule of current portion of loan receivables
	As of December 31,
	2015	2016
Loan receivables from franchisees	16,955	14,649
Loan receivables from other entities	9,853	7,761

Total	26,808	22,410